COMPARATIVE AMOUNTS	12 Months Ended
Jun. 30, 2021
COMPARATIVE AMOUNTS
31. COMPARATIVE AMOUNTS
31.	COMPARATIVE AMOUNTS

Certain comparative figures have been reclassified to conform to the consolidated financial statement presentation adopted for the current period. Such reclassifications did not have an impact on previously reported net and comprehensive loss.